LEASE LIABILITIES - Disclosure for lease obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities [abstract]
Balance at the beginning of the year	$ 1,073	$ 1,001
Additions	221	344
Interest	94	64
Payments	(436)	(282)
Effects of movement in exchange rates	59	(54)
Balance at the end of the year	1,011	1,073
Less: Current portion	436	261
Non-current lease liabilities	$ 575	$ 812